REVENUE	12 Months Ended
Dec. 31, 2020
REVENUE
REVENUE

NOTE D - Revenue

We adopted  ASC 606 on January  1, 2019 using the modified retrospective method. Under that approach, prior periods were not restated and continue to be reported  under the accounting  standards in effect during those periods. We elected to use the practical expedient allowing for the application of ASC 606 only to contracts  that were not completed as of January  1, 2019 and the portfolio  approach was used to assess the impact of ASC 606 on contracts  with similar characteristics. We recognized the cumulative effect of initially applying ASC 606 as an increase of $716,433 to the opening balance of retained earnings as of January  1, 2019.

The impact of the adoption of ASC 606 on our consolidated balance sheet was as follows:

			As of
	As of	ASC 606	January 1,
	December 31, 2018	Adjustment	2019
Inventory	$55,644,000	$(10,535,000)	$45,109,000
Contract assets	—	11,482,000	11,482,000
Deferred tax liability	—	(231,000)	(231,000)
Retained earnings	$34,549,000	$716,000	$35,265,000

The adoption of ASC 606 primarily impacted the Company  in the recognition of revenue from aircraft MRO  services whereby the Company  has the right to consideration from a customer in an amount  that corresponds directly with the value to the customer of the entity’s performance completed to date. These contracts transitioned to an over time revenue recognition model as of January  1, 2019 compared to our prior policy of recognizing revenue at the time completion  task was completed. The impact of this change as of January  1, 2019 resulted in the elimination of certain inventory amounts  and the establishment  of a contract asset reflecting the over time revenue recognition treatment.

The timing of revenue recognition,  customer billings, and cash collections results in a contract  asset or contract  liability at the end of each reporting  period. Contract assets consist of unbilled receivables or costs incurred where revenue recognized over time exceeds the amounts  billed to customers. Contract liabilities include advance payments  and billings in excess of revenue recognized. Certain  customers  make advance payments prior to the satisfaction of our performance obligations on the contract. These amounts are recorded as contract liabilities until such performance obligations are satisfied. Contract assets and contract liabilities are determined  on a contract  by contract  basis.

The contract  assets are as follows:

	December 31,	December 31,
	2020	2019	Change
Contract assets	$22,457,000	$7,925,000	$14,532,000

Contract assets are reported  within accounts receivable on our consolidated balance sheet. Changes in contract  assets primarily results from the timing difference between our performance of services. Contract liabilities are reported as deferred revenue on our consolidated balance sheet and amounted to $7,709,000 as of December 31, 2019, of which $7,213,000 was related to contract liabilities for services to be performed. For the year ended December 31, 2020, we recognized as revenue the entire opening balance of our contract liabilities as the timing between customer payments and our performance of the services is a short period of time and generally no longer than six months.

The impact of the ASC 606 adoption on our consolidated statements of operations for the year ended December 31, 2019 was as follows:

			Balances
	Revenue under	ASC 606	Excluding
	ASC 606	Adjustment	ASC 606
Revenues	$304,201,000	$(3,557,000)	$300,644,000
Cost of sales and operating expenses	$282,143,000	$(3,343,000)	$278,800,000

Excluding the ASC 606 adjustments from our reported  results for the year ended December 31, 2019, our consolidated statement  of cash flows would include the changes of asset and liability accounts described above, with no impact on our net cash used in operating  activities.

Disaggregation of Revenue

The Company  reports revenue by segment. The following tables present revenue by segment, as well as a reconciliation  to total revenue:

	Year ended December 31,
	2020
	Asset Management
	Solutions	TechOps	Total Revenues
USM	$39,959,000	$2,364,000	$42,323,000
Whole Asset Sales	3,103,000	—	3,103,000
Engineered Solutions	—	3,964,000	3,964,000
Total Products	43,062,000	6,328,000	49,390,000
Leasing	55,649,000	—	55,649,000
Services	—	103,899,000	103,899,000
Total Revenues	$98,711,000	$110,227,000	$208,938,000

	Year ended December 31,
	2019
	Asset Management
	Solutions	TechOps	Total Revenues
USM	$87,442,000	$5,489,000	$92,931,000
Whole Asset Sales	70,136,000	—	70,136,000
Engineered Solutions	—	7,499,000	7,499,000
Total Products	157,578,000	12,988,000	170,566,000
Leasing	64,246,000	—	64,246,000
Services	—	69,389,000	69,389,000
Total Revenues	$221,824,000	$82,377,000	$304,201,000

	Year ended December 31,
	2018
	Asset Management
	Solutions	TechOps	Total Revenues
USM	$81,760,000	$4,516,000	$86,276,000
Whole Asset Sales	90,039,000	—	90,039,000
Engineered Solutions	—	2,265,000	2,265,000
Total Products	171,799,000	6,781,000	178,580,000
Leasing	73,373,000	—	73,373,000
Services	—	38,779,000	38,779,000
Total Revenues	$245,172,000	$45,560,000	$290,732,000